Earnings/ (Loss) Per Common Share	6 Months Ended
Jun. 30, 2019
EARNINGS/ (LOSS) PER COMMON SHARE [Abstract]
EARNINGS/ (LOSS) PER COMMON SHARE

NOTE 12: EARNINGS/ (LOSS) PER COMMON SHARE

Earnings/(loss) per share is calculated by dividing net loss attributable to Navios Holdings common stockholders by the weighted average number of shares of Navios Holdings outstanding during the periods presented. Net (loss)/income attributable to Navios Holdings common stockholders is calculated by adding to (if a discount) or deducting from (if a premium) net (loss)/ income attributable to Navios Holdings common stockholders the difference between the fair value of the consideration paid upon redemption and the carrying value of the preferred stock, including the unamortized issuance costs of the preferred stock, and the amount of any undeclared dividend cancelled.

For the three month period ended June 30, 2019, 861,158 potential common shares and 349,900 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.

For the three month period ended June 30, 2018, 701,482 potential common shares and 349,900 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.

For the six month period ended June 30, 2019, 834,394 potential common shares and 349,900 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.

For the six month period ended June 30, 2018, 663,397 potential common shares and 349,900 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.

	Three Month Period Ended June 30, 2019	Three Month Period Ended June 30, 2018	Six Month Period Ended June 30, 2019	Six Month Period Ended June 30, 2018
Numerator:
Net loss attributable to Navios Holdings common stockholders	$(36,431)	$(25,292)	$(41,735)	$(66,149)
Less:
Declared and undeclared dividend on preferred stock and on unvested restricted shares	(1,957)	(2,564)	(4,506)	(5,113)
Plus:
Tender Offer – Redemption of preferred stock Series G and Series H including $7,714 and $15,392 of undeclared preferred dividend cancelled for three and six month periods ended June 30, 2019, respectively	20,241	—	44,284	—
Loss available to Navios Holdings common stockholders, basic and diluted	$(18,147)	$(27,856)	$(1,957)	$(71,262)
Denominator:
Denominator for basic and diluted loss per share attributable to Navios Holdings common stockholders — weighted average shares	12,219,750	11,942,314	12,219,817	11,942,297
Basic and diluted loss per share attributable to Navios Holdings common stockholders	$(1.49)	$(2.33)	$(0.16)	$(5.97)